Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade creditors	$ 71,661	$ 42,227
Accruals	27,275	29,578
Deferred consideration	11,068	0
Customer rebates payable	17,148	7,450
Other creditors	17,215	3,322
Accrued royalties	604	1,617
Payroll liabilities	4,729	1,857
Government rebates payable	649	739
Total trade and other payables	$ 150,349	$ 86,790	$ 54,334